SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at beginning of year	$ 46,693	$ 29,076
Cash flows	(897)	13,901
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(4,278)	4,570
Foreign currency translation	541	(817)
Fair value	(261)	(4)
Other changes	451	(33)
Balance at end of year	$ 42,249	$ 46,693